Note 11 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Goodwill [Table Text Block]

	E&P Technology & Services	Optimization Software & Services	Total
Balance at January 1, 2019	$2,943	$19,972	$22,915
Impact of foreign currency translation adjustments	—	670	670
Balance at December 31, 2019	2,943	20,642	23,585
Impairment of goodwill	—	(4,150)	(4,150)
Impact of foreign currency translation adjustments	—	130	130
Balance at December 31, 2020	$2,943	$16,622	$19,565